Long-term Debt - Summary of the reconciliation of movements of liabilities to cash flows arising from financing activities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning	₨ 1,358,937.1		₨ 1,187,997.1
Proceeds from issuance of debt	484,179.8		504,495.1
Repayment of debt	(447,918.4)		(342,528.1)
Foreign exchange	(5,899.5)		7,715.5
Amortisation / EIR adjustment of prepaid borrowing costs (net)	7,363.2		1,257.5
Balance at end	1,396,662.2	$ 18,427.4	1,358,937.1
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning	427,917.4		354,949.0
Proceeds from issuance of debt	168,967.8		208,071.5
Repayment of debt	(214,360.4)		(156,232.0)
Reclassification of debt	34,104.4		19,965.8
Foreign exchange	(822.4)		2,653.2
Amortisation / EIR adjustment of prepaid borrowing costs (net)	3,371.9		(1,490.1)
Balance at end	419,178.7	5,530.6	427,917.4
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning	931,019.7		833,048.1
Proceeds from issuance of debt	315,212.0		296,423.6
Repayment of debt	(233,558.0)		(186,296.1)
Reclassification of debt	(34,104.4)		(19,965.8)
Foreign exchange	(5,077.1)		5,062.3
Amortisation / EIR adjustment of prepaid borrowing costs (net)	3,991.3		2,747.6
Balance at end	₨ 977,483.5	$ 12,896.8	₨ 931,019.7